Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (3.8%)
	Reliance Inc.	1,246,596	350,082
	CF Industries Holdings Inc.	3,839,128	344,370
	Royal Gold Inc.	1,560,320	312,969
	Avery Dennison Corp.	1,848,502	299,772
*	RBC Bearings Inc.	748,101	291,976
	Carpenter Technology Corp.	1,122,492	275,617
*	Coeur Mining Inc.	14,471,816	271,491
	Mosaic Co.	7,522,630	260,885
	Mueller Industries Inc.	2,492,732	252,040
*,1	MP Materials Corp.	3,567,889	239,298
	Steel Dynamics Inc.	1,657,308	231,078
	Albemarle Corp.	2,789,325	226,158
	Alcoa Corp.	6,136,934	201,844
	Hecla Mining Co.	15,085,874	182,539
	Eastman Chemical Co.	2,722,183	171,634
	NewMarket Corp.	189,322	156,798
	Commercial Metals Co.	2,652,963	151,962
*	Cleveland-Cliffs Inc.	11,724,923	143,044
	Element Solutions Inc.	5,460,813	137,449
	UFP Industries Inc.	1,318,636	123,279
	Hexcel Corp.	1,885,770	118,238
	Balchem Corp.	769,161	115,420
	Timken Co.	1,486,581	111,761
	Celanese Corp.	2,594,928	109,195
	FMC Corp.	2,960,872	99,574
	Cabot Corp.	1,260,328	95,848
	Sensient Technologies Corp.	1,006,617	94,471
	Avient Corp.	2,167,542	71,421
*	Uranium Energy Corp.	5,266,896	70,260
	Olin Corp.	2,717,449	67,909
	Westlake Corp.	759,880	58,556
	Scotts Miracle-Gro Co.	1,026,255	58,445
	Materion Corp.	466,595	56,369
	Chemours Co.	3,547,361	56,190
	Ashland Inc.	1,082,972	51,885
*	Ingevity Corp.	863,735	47,670
	Minerals Technologies Inc.	743,105	46,162
	Innospec Inc.	588,113	45,379
	Quaker Chemical Corp.	329,545	43,418
*	Century Aluminum Co.	1,214,424	35,656
	Huntsman Corp.	3,905,276	35,069
	Kaiser Aluminum Corp.	365,156	28,175
	Worthington Steel Inc.	846,224	25,717
	Stepan Co.	510,537	24,353
*	Ecovyst Inc.	2,582,543	22,623
	Tronox Holdings plc	1,415,746	5,691
			6,219,740
Consumer Discretionary (14.5%)
	Williams-Sonoma Inc.	2,915,314	569,798
	Tapestry Inc.	4,933,086	558,524
*	Liberty Media Corp.-Liberty Formula One Class C	5,035,633	525,972
	RB Global Inc.	4,399,079	476,684
*	Aptiv plc	5,161,272	445,005
*	DraftKings Inc. Class A	11,179,045	418,096
	Somnigroup International Inc.	4,725,977	398,542
	Omnicom Group Inc.	4,591,763	374,366
*	Deckers Outdoor Corp.	3,516,216	356,439
	Dick's Sporting Goods Inc.	1,505,569	334,568
	Toll Brothers Inc.	2,327,219	321,482
*,1	Rivian Automotive Inc. Class A	21,500,774	315,631
	TKO Group Holdings Inc. Class A	1,557,452	314,543
*	BJ's Wholesale Club Holdings Inc.	3,129,970	291,870

		Shares	Market Value ($000)
*	Duolingo Inc. Class A	893,805	287,662
	Ralph Lauren Corp.	871,344	273,219
	Service Corp. International	3,170,550	263,853
*	Norwegian Cruise Line Holdings Ltd.	10,711,890	263,834
	Texas Roadhouse Inc. Class A	1,575,096	261,702
*,1	GameStop Corp. Class A	9,542,371	260,316
	Pool Corp.	796,049	246,831
	Interpublic Group of Cos. Inc.	8,681,520	242,301
	Hasbro Inc.	3,157,603	239,504
	Aramark	6,230,195	239,240
	Wynn Resorts Ltd.	1,848,338	237,086
	BorgWarner Inc.	5,128,716	225,458
*	Wayfair Inc. Class A	2,364,290	211,202
	New York Times Co. Class A	3,648,737	209,438
*	Planet Fitness Inc. Class A	1,988,979	206,456
*	Five Below Inc.	1,304,971	201,879
*	Lyft Inc. Class A	8,959,808	197,205
	Lithia Motors Inc. Class A	607,632	192,012
*	Chewy Inc. Class A	4,681,549	189,369
*	Floor & Decor Holdings Inc. Class A	2,552,470	188,117
*	Ollie's Bargain Outlet Holdings Inc.	1,453,936	186,685
	LKQ Corp.	6,098,393	186,245
*	AutoNation Inc.	804,323	175,962
*	American Airlines Group Inc.	15,641,267	175,808
	Best Buy Co. Inc.	2,254,598	170,493
*	elf Beauty Inc.	1,277,530	169,247
*	Light & Wonder Inc.	1,989,679	167,014
[1]	Wingstop Inc.	661,841	166,572
	H&R Block Inc.	3,174,905	160,555
	Murphy USA Inc.	411,539	159,784
*	CarMax Inc.	3,556,947	159,600
*	MGM Resorts International	4,515,986	156,524
	Domino's Pizza Inc.	362,140	156,339
*	Dutch Bros Inc. Class A	2,858,759	149,627
*	Etsy Inc.	2,231,626	148,158
	Gentex Corp.	5,202,217	147,223
*	Taylor Morrison Home Corp. Class A	2,225,637	146,914
*	Bright Horizons Family Solutions Inc.	1,348,023	146,355
*	Stride Inc.	982,339	146,310
*	Grand Canyon Education Inc.	665,752	146,146
	Churchill Downs Inc.	1,495,843	145,112
	Wyndham Hotels & Resorts Inc.	1,809,821	144,605
[1]	Paramount Skydance Corp. Class B	7,469,653	141,326
*	Cava Group Inc.	2,336,195	141,130
*	SiteOne Landscape Supply Inc.	1,057,372	136,190
*	Alaska Air Group Inc.	2,733,217	136,060
	Hyatt Hotels Corp. Class A	953,395	135,315
	Nexstar Media Group Inc. Class A	682,609	134,979
	Group 1 Automotive Inc.	306,691	134,180
	VF Corp.	9,258,853	133,605
	Vail Resorts Inc.	880,610	131,713
	Bath & Body Works Inc.	5,015,578	129,201
*	Mattel Inc.	7,636,992	128,531
*	Brinker International Inc.	1,001,948	126,927
	Lear Corp.	1,261,065	126,876
*	Caesars Entertainment Inc.	4,683,325	126,567
*	Adtalem Global Education Inc.	809,563	125,037
[1]	Thor Industries Inc.	1,197,966	124,217
	Gap Inc.	5,747,653	122,942
*	Boot Barn Holdings Inc.	724,220	120,018
	U-Haul Holding Co. (XNYS)	2,300,595	117,100
*	Frontdoor Inc.	1,726,489	116,175
	Meritage Homes Corp.	1,602,215	116,048
	Boyd Gaming Corp.	1,330,443	115,017
*	QuantumScape Corp. Class A	9,295,843	114,525
*	Asbury Automotive Group Inc.	465,904	113,890
*	Liberty Media Corp.-Liberty Live Class C	1,132,194	109,789
	Macy's Inc.	6,112,874	109,604
*	Valvoline Inc.	3,012,494	108,179
*	Urban Outfitters Inc.	1,487,263	106,235

		Shares	Market Value ($000)
	Kontoor Brands Inc.	1,316,783	105,040
[1]	Whirlpool Corp.	1,324,197	104,082
*	Crocs Inc.	1,229,145	102,695
	Sirius XM Holdings Inc.	4,389,556	102,167
*	Dorman Products Inc.	650,963	101,472
*	Champion Homes Inc.	1,271,915	97,136
	PVH Corp.	1,138,798	95,397
*	Madison Square Garden Sports Corp.	415,376	94,290
*	Laureate Education Inc.	2,966,384	93,560
*	Abercrombie & Fitch Co. Class A	1,072,811	91,779
*	SkyWest Inc.	908,537	91,417
	Signet Jewelers Ltd.	927,288	88,945
	Atmus Filtration Technologies Inc.	1,948,814	87,872
	Advance Auto Parts Inc.	1,421,693	87,292
	KB Home	1,371,233	87,265
	Travel + Leisure Co.	1,461,973	86,973
*	Life Time Group Holdings Inc.	3,128,604	86,349
	Graham Holdings Co. Class B	72,453	85,300
*	Shake Shack Inc. Class A	906,322	84,841
*	Peloton Interactive Inc. Class A	9,289,285	83,604
	Harley-Davidson Inc.	2,881,011	80,380
	Academy Sports & Outdoors Inc.	1,575,713	78,817
	Rush Enterprises Inc. Class A	1,455,578	77,830
	TEGNA Inc.	3,813,530	77,529
	Visteon Corp.	646,498	77,489
	PriceSmart Inc.	619,827	75,117
	Polaris Inc.	1,266,030	73,594
	Red Rock Resorts Inc. Class A	1,198,707	73,193
*	OPENLANE Inc.	2,519,501	72,511
*	RH	355,201	72,163
*	Hilton Grand Vacations Inc.	1,690,818	70,693
*,1	Lucid Group Inc. Class A	2,912,828	69,296
[1]	Cinemark Holdings Inc.	2,453,523	68,748
	Penske Automotive Group Inc.	391,315	68,054
*	Tri Pointe Homes Inc.	1,967,908	66,850
*	Penn Entertainment Inc.	3,460,512	66,649
[1]	Choice Hotels International Inc.	603,143	64,482
*	YETI Holdings Inc.	1,925,405	63,885
	American Eagle Outfitters Inc.	3,696,251	63,243
	Dana Inc.	3,108,429	62,293
*,1	Avis Budget Group Inc.	375,336	60,270
[1]	Cheesecake Factory Inc.	1,062,440	58,052
	Steven Madden Ltd.	1,721,628	57,640
[1]	Warner Music Group Corp. Class A	1,642,038	55,928
*	Cavco Industries Inc.	93,839	54,495
*	Capri Holdings Ltd.	2,679,610	53,378
	Levi Strauss & Co. Class A	2,285,943	53,262
*	Hanesbrands Inc.	7,961,902	52,469
*	National Vision Holdings Inc.	1,782,611	52,034
	Newell Brands Inc.	9,928,874	52,027
*	Liberty Media Corp.-Liberty Formula One Class A	539,964	51,415
	LCI Industries	545,722	50,834
	Phinia Inc.	875,621	50,331
	Wolverine World Wide Inc.	1,828,743	50,181
	Marriott Vacations Worldwide Corp.	737,804	49,108
[1]	Acushnet Holdings Corp.	625,244	49,075
*	Six Flags Entertainment Corp.	2,158,951	49,051
*	Victoria's Secret & Co.	1,796,988	48,770
	HNI Corp.	1,030,719	48,289
*	Goodyear Tire & Rubber Co.	6,436,936	48,148
*	Liberty Media Corp.-Liberty Live Class A	486,216	45,850
*	Knowles Corp.	1,932,373	45,044
*	Rush Street Interactive Inc.	2,144,879	43,927
	Strategic Education Inc.	509,337	43,808
*	Sonos Inc.	2,718,660	42,955
*	M/I Homes Inc.	296,837	42,875
	Buckle Inc.	726,826	42,636
	Dillard's Inc. Class A	68,865	42,316
	Steelcase Inc. Class A	2,443,449	42,027
*	Madison Square Garden Entertainment Corp. Class A	912,986	41,303

		Shares	Market Value ($000)
	Interparfums Inc.	418,265	41,149
*	TripAdvisor Inc.	2,475,091	40,245
*	Lionsgate Studios Corp.	5,744,586	39,638
	Worthington Enterprises Inc.	707,138	39,239
[1]	Kohl's Corp.	2,519,811	38,730
*	Sphere Entertainment Co.	620,311	38,534
*	ACV Auctions Inc. Class A	3,869,453	38,346
*	Sally Beauty Holdings Inc.	2,341,702	38,123
	John Wiley & Sons Inc. Class A	896,209	36,270
	Papa John's International Inc.	736,235	35,450
*,1	AMC Entertainment Holdings Inc. Class A	12,183,604	35,332
*	Central Garden & Pet Co. Class A	1,176,161	34,732
*	JetBlue Airways Corp.	6,882,497	33,862
*	United Parks & Resorts Inc.	650,828	33,648
	La-Z-Boy Inc.	974,748	33,453
*	Coty Inc. Class A	8,253,225	33,343
	Wendy's Co.	3,606,717	33,038
*	Coursera Inc.	2,709,821	31,732
	Columbia Sportswear Co.	582,785	30,480
	PROG Holdings Inc.	888,155	28,741
	MillerKnoll Inc.	1,602,816	28,434
	Upbound Group Inc.	1,169,296	27,630
	Leggett & Platt Inc.	3,055,111	27,129
*	Topgolf Callaway Brands Corp.	2,839,652	26,977
	Sonic Automotive Inc. Class A	341,568	25,990
*	Integral Ad Science Holding Corp.	2,368,909	24,092
*	LGI Homes Inc.	465,645	24,079
*	Gentherm Inc.	688,914	23,464
[1]	Cracker Barrel Old Country Store Inc.	529,081	23,311
*	G-III Apparel Group Ltd.	874,620	23,274
	Carter's Inc.	822,358	23,207
*	Global Business Travel Group I	2,845,471	22,991
*	Allegiant Travel Co.	370,513	22,516
*,1	Under Armour Inc. Class A	4,458,488	22,248
*	Driven Brands Holdings Inc.	1,366,230	22,010
*	Fox Factory Holding Corp.	893,858	21,712
	Camping World Holdings Inc. Class A	1,339,753	21,155
*	Revolve Group Inc. Class A	959,415	20,436
*,1	Hertz Global Holdings Inc.	2,926,379	19,899
	Interface Inc. Class A	658,714	19,063
*	Sweetgreen Inc. Class A	2,273,556	18,143
*,1	Dream Finders Homes Inc. Class A	668,227	17,320
*	Cars.com Inc.	1,387,071	16,950
	Matthews International Corp. Class A	695,014	16,875
*	Udemy Inc.	2,321,858	16,276
*	BJ's Restaurants Inc.	499,435	15,248
*	Figs Inc. Class A	2,025,441	13,550
	Sinclair Inc.	872,073	13,168
*	Under Armour Inc. Class C	2,684,273	12,965
*	Arhaus Inc. Class A	1,215,764	12,924
*	Mister Car Wash Inc.	2,332,830	12,434
*	Savers Value Village Inc.	924,109	12,244
*	U-Haul Holding Co.	208,804	11,916
*	Dave & Buster's Entertainment Inc.	616,252	11,191
*	Corsair Gaming Inc.	1,133,811	10,114
	Rush Enterprises Inc. Class B	152,246	8,742
*,1	McGraw Hill Inc.	680,749	8,543
*	Frontier Group Holdings Inc.	1,897,383	8,377
*	Sabre Corp.	4,462,447	8,166
	Cricut Inc. Class A	1,095,988	6,894
*	Helen of Troy Ltd.	273,339	6,888
	Oxford Industries Inc.	168,977	6,850
*	Petco Health & Wellness Co. Inc. Class A	1,719,296	6,654
	Bloomin' Brands Inc.	861,058	6,174
*	Central Garden & Pet Co.	168,812	5,512
*	Portillo's Inc. Class A	770,402	4,969
*	KinderCare Learning Cos. Inc.	701,709	4,659
[1]	Lucky Strike Entertainment Corp.	291,145	2,981
			23,569,077

		Shares	Market Value ($000)
Consumer Staples (3.3%)
	Casey's General Stores Inc.	881,290	498,211
*	US Foods Holding Corp.	5,337,486	408,958
*	Performance Food Group Co.	3,710,046	385,993
	Bunge Global SA	3,319,357	269,698
	J M Smucker Co.	2,402,266	260,886
*	Sprouts Farmers Market Inc.	2,316,417	252,026
*	Celsius Holdings Inc.	4,279,713	246,041
	Conagra Brands Inc.	11,356,330	207,934
	Lamb Weston Holdings Inc.	3,302,997	191,838
	Ingredion Inc.	1,521,521	185,793
	Brown-Forman Corp. Class B	6,839,974	185,227
[1]	Molson Coors Beverage Co. Class B	3,955,361	178,980
	Clorox Co.	1,449,765	178,756
	Campbell's Co.	4,593,724	145,070
	Coca-Cola Consolidated Inc.	1,183,882	138,704
	Albertsons Cos. Inc. Class A	7,299,064	127,807
	Primo Brands Corp. Class A	5,755,177	127,189
*	Post Holdings Inc.	1,094,466	117,633
*	Darling Ingredients Inc.	3,561,812	109,953
*	BellRing Brands Inc.	2,986,221	108,549
	Cal-Maine Foods Inc.	977,141	91,949
	Hormel Foods Corp.	3,584,834	88,689
	Marzetti Co.	456,855	78,940
*	Freshpet Inc.	1,156,027	63,709
	WD-40 Co.	320,861	63,402
	Flowers Foods Inc.	4,504,253	58,781
*	Simply Good Foods Co.	2,143,990	53,214
*	United Natural Foods Inc.	1,362,390	51,253
	Pilgrim's Pride Corp.	1,124,470	45,788
	Energizer Holdings Inc.	1,616,576	40,237
*	Boston Beer Co. Inc. Class A	187,925	39,731
	J & J Snack Foods Corp.	368,539	35,413
*	Grocery Outlet Holding Corp.	2,204,986	35,390
	Fresh Del Monte Produce Inc.	907,679	31,515
	Universal Corp.	559,055	31,234
	Andersons Inc.	768,518	30,595
	Reynolds Consumer Products Inc.	1,249,378	30,572
	Spectrum Brands Holdings Inc.	543,677	28,559
	Brown-Forman Corp. Class A	997,859	26,852
	Weis Markets Inc.	321,458	23,103
	Edgewell Personal Care Co.	1,104,091	22,479
	Seaboard Corp.	5,664	20,657
*	TreeHouse Foods Inc.	1,019,917	20,613
*	National Beverage Corp.	556,138	20,533
	Utz Brands Inc.	1,638,624	19,909
*	Herbalife Ltd.	2,327,309	19,642
	Tootsie Roll Industries Inc.	397,503	16,663
*	Olaplex Holdings Inc.	2,377,691	3,115
			5,417,783
Energy (4.1%)
	Expand Energy Corp.	5,362,375	569,699
	EQT Corp.	7,395,848	402,556
	TechnipFMC plc	9,742,152	384,328
	DT Midstream Inc.	2,407,950	272,243
*	First Solar Inc.	1,207,438	266,276
*	NEXTracker Inc. Class A	3,328,674	246,289
	Ovintiv Inc.	6,092,343	246,009
*	Antero Resources Corp.	6,956,149	233,448
	Texas Pacific Land Corp.	231,561	216,195
	Permian Resources Corp.	16,760,505	214,534
	APA Corp.	8,480,328	205,902
	Range Resources Corp.	5,363,365	201,877
	HF Sinclair Corp.	3,769,037	197,271
	Antero Midstream Corp.	7,938,934	154,333
	Viper Energy Inc. Class A	3,999,708	152,869
	Chord Energy Corp.	1,357,641	134,909
	Matador Resources Co.	2,655,835	119,327
	NOV Inc.	8,802,853	116,638

		Shares	Market Value ($000)
	Weatherford International plc	1,702,410	116,496
*	Enphase Energy Inc.	2,944,091	104,191
	Archrock Inc.	3,957,060	104,110
*	CNX Resources Corp.	3,184,341	102,281
	Magnolia Oil & Gas Corp. Class A	4,172,797	99,605
	Core Natural Resources Inc.	1,158,973	96,751
	Murphy Oil Corp.	3,214,012	91,310
	California Resources Corp.	1,685,255	89,622
	Noble Corp. plc	3,008,872	85,091
	Warrior Met Coal Inc.	1,245,970	79,294
	Peabody Energy Corp.	2,738,060	72,613
	Civitas Resources Inc.	2,196,440	71,384
*	Transocean Ltd.	22,782,659	71,082
	SM Energy Co.	2,724,934	68,042
*	Valaris Ltd.	1,350,440	65,861
	Cactus Inc. Class A	1,625,648	64,164
*,1	Plug Power Inc.	27,370,671	63,774
*	Oceaneering International Inc.	2,375,133	58,856
	PBF Energy Inc. Class A	1,919,489	57,911
	Northern Oil & Gas Inc.	2,197,521	54,498
*	Tidewater Inc.	997,115	53,176
	Helmerich & Payne Inc.	2,119,853	46,828
	Liberty Energy Inc. Class A	3,643,952	44,966
	Patterson-UTI Energy Inc.	8,667,357	44,897
	Delek US Holdings Inc.	1,353,251	43,669
[1]	Kinetik Holdings Inc. Class A	1,019,143	43,558
*	Alpha Metallurgical Resources Inc.	247,238	40,569
*	DNOW Inc.	2,485,501	37,904
	Crescent Energy Co. Class A	4,219,560	37,638
*	Comstock Resources Inc.	1,733,255	34,370
	World Kinect Corp.	1,248,134	32,389
*	Array Technologies Inc.	3,628,823	29,575
*	Expro Group Holdings NV	2,460,018	29,225
*	MRC Global Inc.	1,920,620	27,695
*	CVR Energy Inc.	716,581	26,141
[1]	Atlas Energy Solutions Inc.	1,763,718	20,053
*	Innovex International Inc.	1,062,293	19,695
*,1	Fluence Energy Inc.	1,556,376	16,809
[1]	Vitesse Energy Inc.	688,114	15,985
*	Shoals Technologies Group Inc. Class A	1,985,925	14,716
*	EVgo Inc. Class A	3,040,314	14,381
*	Ameresco Inc. Class A	371,111	12,462
	RPC Inc.	2,358,948	11,229
*	Helix Energy Solutions Group Inc.	1,659,079	10,884
	Flowco Holdings Inc. Class A	489,071	7,263
*,1	New Fortress Energy Inc. Class A	2,122,230	4,690
[1]	HighPeak Energy Inc.	599,451	4,238
*,1	WaterBridge Infrastructure LLC Class A	50,315	1,269
			6,677,913
Financials (14.2%)
*	SoFi Technologies Inc.	26,962,736	712,355
	First Citizens BancShares Inc. Class A	211,833	379,003
	Carlyle Group Inc.	6,001,114	376,270
	Equitable Holdings Inc.	7,099,339	360,504
	Everest Group Ltd.	994,152	348,182
	East West Bancorp Inc.	3,266,634	347,733
	Mr. Cooper Group Inc.	1,516,719	319,709
	Annaly Capital Management Inc.	15,215,815	307,512
	Reinsurance Group of America Inc.	1,566,575	300,986
	Unum Group	3,834,978	298,285
	Evercore Inc. Class A	869,122	293,172
	RenaissanceRe Holdings Ltd.	1,115,587	283,281
	First Horizon Corp.	12,035,247	272,117
	Houlihan Lokey Inc. Class A	1,288,655	264,587
	Stifel Financial Corp.	2,300,627	261,052
	Globe Life Inc.	1,823,915	260,765
	Assurant Inc.	1,195,974	259,048
	Ally Financial Inc.	6,566,006	257,387
	American Financial Group Inc.	1,680,064	244,819

		Shares	Market Value ($000)
	Invesco Ltd.	10,570,220	242,481
[1]	AGNC Investment Corp.	24,689,081	241,706
	SOUTHSTATE BANK Corp.	2,398,884	237,178
	Webster Financial Corp.	3,939,075	234,139
	Old Republic International Corp.	5,300,039	225,093
	Jefferies Financial Group Inc.	3,422,311	223,888
	SEI Investments Co.	2,637,249	223,771
	Kinsale Capital Group Inc.	524,639	223,108
	Western Alliance Bancorp	2,485,155	215,513
	Primerica Inc.	767,714	213,110
	Wintrust Financial Corp.	1,586,850	210,162
	Comerica Inc.	3,046,381	208,738
	Zions Bancorp NA	3,499,041	197,976
	Popular Inc.	1,521,781	193,281
	UMB Financial Corp.	1,619,646	191,685
	Erie Indemnity Co. Class A	602,106	191,566
	Fidelity National Financial Inc.	3,059,177	185,050
	Cullen/Frost Bankers Inc.	1,448,400	183,614
	Old National Bancorp	8,358,940	183,479
	Columbia Banking System Inc.	7,088,494	182,458
	Lincoln National Corp.	4,493,448	181,221
	Commerce Bancshares Inc.	3,004,569	179,553
	TPG Inc. Class A	3,008,509	172,839
	Pinnacle Financial Partners Inc.	1,838,511	172,434
	Voya Financial Inc.	2,285,246	170,936
	Franklin Resources Inc.	7,383,384	170,778
	Axis Capital Holdings Ltd.	1,760,261	168,633
	Jackson Financial Inc. Class A	1,650,830	167,114
*,1	Circle Internet Group Inc. Class A	1,253,846	166,235
	Cadence Bank	4,350,087	163,302
	Starwood Property Trust Inc.	8,265,387	160,101
	OneMain Holdings Inc.	2,822,203	159,342
	MGIC Investment Corp.	5,463,719	155,006
	Synovus Financial Corp.	3,125,606	153,405
	Affiliated Managers Group Inc.	639,702	152,524
*,1	MARA Holdings Inc.	8,341,656	152,319
*	Riot Platforms Inc.	7,884,690	150,046
	First American Financial Corp.	2,292,105	147,245
	MarketAxess Holdings Inc.	841,309	146,598
	Ryan Specialty Holdings Inc. Class A	2,579,399	145,375
	Rithm Capital Corp.	12,565,199	143,118
	Glacier Bancorp Inc.	2,924,691	142,345
	Prosperity Bancshares Inc.	2,139,244	141,939
	FirstCash Holdings Inc.	893,729	141,585
	Lazard Inc.	2,672,723	141,066
	Essent Group Ltd.	2,218,570	141,012
	Morningstar Inc.	599,841	139,169
	Hanover Insurance Group Inc.	763,031	138,589
	Piper Sandler Cos.	398,329	138,216
	FNB Corp.	8,514,081	137,162
	RLI Corp.	2,067,592	134,848
	Janus Henderson Group plc	2,957,675	131,646
*,1	Galaxy Digital Inc. Class A	3,881,912	131,247
	Bank OZK	2,554,261	130,216
	SLM Corp.	4,693,998	129,930
	FactSet Research Systems Inc.	448,140	128,388
	Hamilton Lane Inc. Class A	936,008	126,165
	Blue Owl Capital Inc. Class A	7,415,307	125,541
	Moelis & Co. Class A	1,758,184	125,394
	United Bankshares Inc.	3,356,974	124,913
*	Clearwater Analytics Holdings Inc. Class A	6,824,817	122,983
	Valley National Bancorp	11,277,262	119,539
	Hancock Whitney Corp.	1,908,454	119,488
	Atlantic Union Bankshares Corp.	3,376,903	119,171
	Home BancShares Inc.	4,203,619	118,962
	Selective Insurance Group Inc.	1,442,053	116,907
	Radian Group Inc.	3,210,247	116,275
	Ameris Bancorp	1,544,239	113,208
*	Axos Financial Inc.	1,271,472	107,630
	StepStone Group Inc. Class A	1,582,514	103,354

		Shares	Market Value ($000)
*,1	Upstart Holdings Inc.	1,938,443	98,473
	PJT Partners Inc. Class A	547,237	97,260
	First Financial Bankshares Inc.	2,882,433	96,994
	White Mountains Insurance Group Ltd.	57,987	96,926
	Associated Banc-Corp	3,737,045	96,079
*	Oscar Health Inc. Class A	5,022,202	95,070
	ServisFirst Bancshares Inc.	1,164,450	93,773
	Federated Hermes Inc. Class B	1,779,523	92,411
*	Texas Capital Bancshares Inc.	1,084,703	91,690
	International Bancshares Corp.	1,324,914	91,088
	Flagstar Financial Inc.	7,878,912	91,001
	Assured Guaranty Ltd.	1,073,102	90,838
	United Community Banks Inc.	2,881,169	90,325
*	Genworth Financial Inc. Class A	9,727,578	86,575
	CNO Financial Group Inc.	2,182,562	86,320
*,1	Lemonade Inc.	1,576,083	84,368
	First Bancorp	3,804,674	83,893
	PennyMac Financial Services Inc.	673,929	83,486
	Renasant Corp.	2,250,758	83,030
	Eastern Bankshares Inc.	4,514,034	81,930
	Independent Bank Corp.	1,183,139	81,838
	BGC Group Inc. Class A	8,648,085	81,811
	Fulton Financial Corp.	4,319,034	80,464
	Cathay General Bancorp	1,556,710	74,738
	Community Financial System Inc.	1,252,824	73,466
	First Hawaiian Inc.	2,954,372	73,357
	Kemper Corp.	1,412,830	72,831
*	Brighthouse Financial Inc.	1,354,715	71,908
	WSFS Financial Corp.	1,327,229	71,577
[1]	Blackstone Mortgage Trust Inc. Class A	3,865,230	71,159
	WesBanco Inc.	2,161,420	69,014
	Artisan Partners Asset Management Inc. Class A	1,587,037	68,877
	BankUnited Inc.	1,782,874	68,034
	Virtu Financial Inc. Class A	1,904,024	67,593
	Simmons First National Corp. Class A	3,430,221	65,757
	Walker & Dunlop Inc.	767,017	64,138
	First Interstate BancSystem Inc. Class A	1,988,463	63,372
	Bank of Hawaii Corp.	942,596	61,872
	BOK Financial Corp.	527,518	58,787
	CVB Financial Corp.	3,103,033	58,678
	Bread Financial Holdings Inc.	1,050,179	58,568
	Provident Financial Services Inc.	2,940,929	56,701
	WaFd Inc.	1,867,408	56,564
	Towne Bank	1,628,222	56,288
	Park National Corp.	342,827	55,720
	Mercury General Corp.	656,222	55,634
	BancFirst Corp.	434,110	54,893
	First Financial Bancorp	2,155,654	54,430
*	StoneX Group Inc.	525,601	53,044
	Banner Corp.	778,379	50,984
	Trustmark Corp.	1,287,231	50,974
*,1	Credit Acceptance Corp.	106,443	49,701
	NBT Bancorp Inc.	1,179,316	49,248
	First Merchants Corp.	1,299,270	48,982
	Beacon Financial Corp.	1,985,308	47,072
[1]	Arbor Realty Trust Inc.	3,828,265	46,743
	OFG Bancorp	1,054,498	45,860
	Nelnet Inc. Class A	362,510	45,451
*,1	Baldwin Insurance Group Inc. Class A	1,604,481	45,262
	WisdomTree Inc.	3,134,965	43,576
	Cohen & Steers Inc.	664,155	43,575
	Horace Mann Educators Corp.	963,683	43,530
	Northwest Bancshares Inc.	3,461,813	42,892
*	SiriusPoint Ltd.	2,349,952	42,511
	Goosehead Insurance Inc. Class A	570,245	42,438
	Victory Capital Holdings Inc. Class A	632,374	40,953
	City Holding Co.	326,012	40,383
	First Commonwealth Financial Corp.	2,351,191	40,088
[1]	ARMOUR Residential REIT Inc.	2,664,224	39,803
*	LendingClub Corp.	2,580,883	39,204

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	300,987	35,140
	Hilltop Holdings Inc.	1,043,509	34,874
	National Bank Holdings Corp. Class A	900,199	34,784
	S&T Bancorp Inc.	907,270	34,104
	Apollo Commercial Real Estate Finance Inc.	3,286,757	33,295
*	Trupanion Inc.	762,736	33,011
	Hope Bancorp Inc.	2,879,634	31,014
	Ladder Capital Corp.	2,726,149	29,742
*	ProAssurance Corp.	1,221,632	29,307
	Virtus Investment Partners Inc.	152,317	28,945
	Westamerica Bancorp	574,834	28,736
	UWM Holdings Corp. Class A	4,415,443	26,890
	Enact Holdings Inc.	701,028	26,877
	PennyMac Mortgage Investment Trust	2,067,702	25,350
	Two Harbors Investment Corp.	2,474,217	24,421
	Chimera Investment Corp.	1,830,050	24,193
	Safety Insurance Group Inc.	336,201	23,766
	Employers Holdings Inc.	558,692	23,733
	MFA Financial Inc.	2,439,542	22,419
*	Encore Capital Group Inc.	519,456	21,682
	Franklin BSP Realty Trust Inc.	1,954,991	21,231
	Cannae Holdings Inc.	1,131,770	20,723
	Tompkins Financial Corp.	308,588	20,432
	Navient Corp.	1,536,009	20,199
	Safehold Inc.	1,278,731	19,808
	Redwood Trust Inc.	3,070,800	17,780
	TFS Financial Corp.	1,333,989	17,575
	Capitol Federal Financial Inc.	2,682,721	17,035
	P10 Inc. Class A	1,479,614	16,098
	BrightSpire Capital Inc. Class A	2,934,698	15,935
*,1	Miami International Holdings Inc.	377,493	15,198
	F&G Annuities & Life Inc.	479,904	15,007
[1]	GCM Grosvenor Inc. Class A	1,201,062	14,497
	Live Oak Bancshares Inc.	407,457	14,351
*	Triumph Financial Inc.	267,926	13,407
*	Hagerty Inc. Class A	956,560	11,517
*	Accelerant Holdings Class A	760,290	11,321
*	World Acceptance Corp.	64,759	10,953
*,1	Slide Insurance Holdings Inc.	612,712	9,672
*	Columbia Financial Inc.	623,345	9,356
*,1	Gemini Space Station Inc. Class A	348,285	8,345
*	Chime Financial Inc. Class A	77,080	1,555
*,2	Neptune Insurance Holdings Inc. Class A	23,538	471
	Guaranty Bancshares Inc.	500	24
			22,986,421
Health Care (11.3%)
*	Insmed Inc.	5,010,001	721,490
*	Natera Inc.	3,090,444	497,469
*	United Therapeutics Corp.	1,071,982	449,386
*	Tenet Healthcare Corp.	2,094,116	425,189
*	Hologic Inc.	5,271,811	355,795
*	Incyte Corp.	3,934,316	333,669
*	Neurocrine Biosciences Inc.	2,350,915	330,021
*	Illumina Inc.	3,460,735	328,666
*	Cooper Cos. Inc.	4,728,981	324,219
	Encompass Health Corp.	2,387,528	303,264
*	Medpace Holdings Inc.	532,671	273,878
	Viatris Inc.	27,633,042	273,567
	Universal Health Services Inc. Class B	1,269,755	259,589
*	Insulet Corp.	834,260	257,561
*	Solventum Corp.	3,493,241	255,007
*	Exelixis Inc.	6,061,819	250,353
*,1	Hims & Hers Health Inc.	4,384,766	248,704
*	BioMarin Pharmaceutical Inc.	4,551,612	246,515
*	Exact Sciences Corp.	4,487,286	245,499
	Revvity Inc.	2,750,811	241,109
*	Elanco Animal Health Inc.	11,775,492	237,158
	Ensign Group Inc.	1,367,659	236,290
*	Ionis Pharmaceuticals Inc.	3,589,008	234,793

		Shares	Market Value ($000)
*	Penumbra Inc.	878,168	222,457
*	Moderna Inc.	8,299,759	214,383
*	Doximity Inc. Class A	2,909,538	212,833
*	Bridgebio Pharma Inc.	4,077,916	211,807
*	Centene Corp.	5,821,439	207,709
	Bio-Techne Corp.	3,686,549	205,083
*	Align Technology Inc.	1,632,285	204,395
*	Halozyme Therapeutics Inc.	2,772,442	203,331
*	Avantor Inc.	16,157,748	201,649
*	HealthEquity Inc.	2,049,701	194,250
*	Madrigal Pharmaceuticals Inc.	422,640	193,848
*,1	Tempus AI Inc.	2,398,855	193,612
*	Revolution Medicines Inc.	3,987,577	186,220
*	Charles River Laboratories International Inc.	1,166,396	182,494
*	Masimo Corp.	1,223,243	180,489
*	Jazz Pharmaceuticals plc	1,365,850	180,019
*	Corcept Therapeutics Inc.	2,122,885	176,433
*	Guardant Health Inc.	2,807,937	175,440
*	Repligen Corp.	1,266,687	169,318
*	Henry Schein Inc.	2,443,328	162,164
*	Cytokinetics Inc.	2,836,054	155,870
	Chemed Corp.	345,411	154,654
*	Globus Medical Inc. Class A	2,669,533	152,884
*	Roivant Sciences Ltd.	9,711,911	146,941
*	Avidity Biosciences Inc.	3,234,628	140,933
	Baxter International Inc.	6,087,956	138,623
*	iRhythm Technologies Inc.	761,467	130,965
	Teleflex Inc.	1,047,566	128,180
*	RadNet Inc.	1,640,818	125,047
*	Bio-Rad Laboratories Inc. Class A	443,009	124,215
*	Molina Healthcare Inc.	642,402	122,930
*	TG Therapeutics Inc.	3,384,549	122,267
*	Axsome Therapeutics Inc.	1,005,309	122,095
*	Alkermes plc	3,911,599	117,348
*	Merit Medical Systems Inc.	1,403,793	116,838
*	PTC Therapeutics Inc.	1,882,426	115,524
*	DaVita Inc.	847,428	112,598
*	Vaxcyte Inc.	3,077,070	110,836
*	Krystal Biotech Inc.	617,074	108,932
*	Arrowhead Pharmaceuticals Inc.	3,113,166	107,373
*	Option Care Health Inc.	3,845,526	106,752
*	Glaukos Corp.	1,290,844	105,268
*	Waystar Holding Corp.	2,682,987	101,739
*	Nuvalent Inc. Class A	1,106,152	95,660
*	Crinetics Pharmaceuticals Inc.	2,232,408	92,980
*	TransMedics Group Inc.	767,631	86,128
*	Integer Holdings Corp.	830,581	85,824
*	Lantheus Holdings Inc.	1,611,667	82,662
	Bruker Corp.	2,517,011	81,778
*	Envista Holdings Corp.	3,941,641	80,291
*	Rhythm Pharmaceuticals Inc.	787,297	79,509
*,1	Metsera Inc.	1,495,117	78,239
*	Ligand Pharmaceuticals Inc.	441,265	78,166
*	Kymera Therapeutics Inc.	1,355,414	76,716
*	Prestige Consumer Healthcare Inc.	1,167,011	72,821
	Perrigo Co. plc	3,261,211	72,627
*	BrightSpring Health Services Inc.	2,309,486	68,268
*	ICU Medical Inc.	555,868	66,682
*,1	Viking Therapeutics Inc.	2,532,039	66,542
	Organon & Co.	6,161,830	65,808
*	CG oncology Inc.	1,626,117	65,500
*	Warby Parker Inc. Class A	2,368,465	65,322
*	Ultragenyx Pharmaceutical Inc.	2,170,077	65,276
*	Privia Health Group Inc.	2,617,883	65,185
*	Veracyte Inc.	1,864,796	64,018
*	ACADIA Pharmaceuticals Inc.	2,999,344	64,006
*	Sotera Health Co.	4,038,760	63,530
	Concentra Group Holdings Parent Inc.	2,885,965	60,403
*	Supernus Pharmaceuticals Inc.	1,262,536	60,337
	DENTSPLY SIRONA Inc.	4,727,909	59,997

		Shares	Market Value ($000)
*	Amicus Therapeutics Inc.	7,305,767	57,569
*	Apellis Pharmaceuticals Inc.	2,543,868	57,568
*	Alignment Healthcare Inc.	3,285,150	57,326
*	Haemonetics Corp.	1,141,601	55,642
*	Agios Pharmaceuticals Inc.	1,376,650	55,259
*,1	Summit Therapeutics Inc.	2,638,380	54,509
	Premier Inc. Class A	1,956,043	54,378
*	Arcellx Inc.	656,980	53,938
*,1	Beam Therapeutics Inc.	2,157,006	52,351
*	Inspire Medical Systems Inc.	700,788	51,998
*	CorVel Corp.	668,648	51,767
*	Acadia Healthcare Co. Inc.	2,078,381	51,461
*	QuidelOrtho Corp.	1,608,079	47,358
*,1	Recursion Pharmaceuticals Inc. Class A	9,612,331	46,908
*	Brookdale Senior Living Inc.	5,342,679	45,252
*	PROCEPT BioRobotics Corp.	1,251,716	44,674
*	Intellia Therapeutics Inc.	2,541,252	43,887
*	Sarepta Therapeutics Inc.	2,197,522	42,346
*	Enovis Corp.	1,353,182	41,056
*	Amneal Pharmaceuticals Inc.	4,089,125	40,932
*	Denali Therapeutics Inc.	2,768,481	40,198
*	Progyny Inc.	1,831,681	39,418
*	Surgery Partners Inc.	1,820,605	39,398
*	AtriCure Inc.	1,117,604	39,396
*	ADMA Biologics Inc.	2,683,651	39,342
*	Twist Bioscience Corp.	1,356,898	38,183
*	Kiniksa Pharmaceuticals International plc Class A	925,418	35,934
	National HealthCare Corp.	293,516	35,665
*	Certara Inc.	2,849,734	34,824
*	Pediatrix Medical Group Inc.	2,059,901	34,503
	CONMED Corp.	732,274	34,439
*	Novocure Ltd.	2,511,935	32,454
*	Teladoc Health Inc.	4,179,844	32,310
	Select Medical Holdings Corp.	2,492,491	32,004
*	Harmony Biosciences Holdings Inc.	1,154,346	31,814
*,1	Novavax Inc.	3,648,695	31,634
*	Omnicell Inc.	1,032,045	31,426
*	10X Genomics Inc. Class A	2,582,367	30,188
*	Astrana Health Inc.	1,060,583	30,068
*	Neogen Corp.	5,134,417	29,318
*	Healthcare Services Group Inc.	1,720,608	28,958
*,1	Immunovant Inc.	1,656,673	26,706
*	Azenta Inc.	925,770	26,588
*	Pacira BioSciences Inc.	1,014,324	26,139
*	Innoviva Inc.	1,422,541	25,961
*	Adaptive Biotechnologies Corp.	1,718,591	25,710
*	NeoGenomics Inc.	3,069,323	23,695
*	Integra LifeSciences Holdings Corp.	1,573,519	22,549
*	Evolent Health Inc. Class A	2,652,510	22,440
*	STAAR Surgical Co.	824,157	22,145
*	AdaptHealth Corp. Class A	2,411,086	21,579
*	Tandem Diabetes Care Inc.	1,605,447	19,490
*	Dyne Therapeutics Inc.	1,520,388	19,233
*	BioCryst Pharmaceuticals Inc.	2,493,950	18,929
*	AMN Healthcare Services Inc.	910,632	17,630
*,1	ImmunityBio Inc.	6,734,575	16,567
	HealthStream Inc.	563,467	15,912
*	Hinge Health Inc. Class A	323,345	15,870
*	Phreesia Inc.	671,557	15,795
*	LifeStance Health Group Inc.	2,771,410	15,243
*	Vir Biotechnology Inc.	2,640,621	15,078
*	OPKO Health Inc.	8,487,530	13,156
*	HeartFlow Inc.	385,719	12,983
*	PACS Group Inc.	921,787	12,656
*	Arcus Biosciences Inc.	758,667	10,318
*	Xencor Inc.	849,282	9,962
	Embecta Corp.	694,822	9,804
*	Fortrea Holdings Inc.	1,078,729	9,083
*	GoodRx Holdings Inc. Class A	1,991,045	8,422
*,1	Iovance Biotherapeutics Inc.	3,868,412	8,394

		Shares	Market Value ($000)
*	Day One Biopharmaceuticals Inc.	912,712	6,435
*	agilon health Inc.	3,701,125	3,812
*,1	Caris Life Sciences Inc.	38,370	1,161
			18,287,310
Industrials (22.3%)
	Comfort Systems USA Inc.	836,245	690,053
	EMCOR Group Inc.	1,061,033	689,183
	Smurfit WestRock plc	12,375,687	526,833
*	Rocket Lab Corp.	10,862,354	520,415
	Curtiss-Wright Corp.	893,042	484,868
*	Affirm Holdings Inc. Class A	6,011,791	439,342
	Pentair plc	3,885,678	430,378
*	Bloom Energy Corp. Class A	4,991,534	422,134
	AECOM	3,139,236	409,576
	FTAI Aviation Ltd.	2,431,106	405,654
	BWX Technologies Inc.	2,166,314	399,403
	Lennox International Inc.	749,275	396,636
	nVent Electric plc	3,814,702	376,282
*	Kratos Defense & Security Solutions Inc.	4,000,707	365,545
	Allegion plc	2,034,749	360,863
	Woodward Inc.	1,421,321	359,182
	RPM International Inc.	3,040,939	358,466
*	Zebra Technologies Corp. Class A	1,205,139	358,119
	Textron Inc.	4,223,862	356,874
	CH Robinson Worldwide Inc.	2,659,115	352,067
	Masco Corp.	4,962,333	349,299
*	XPO Inc.	2,651,600	342,772
	Watsco Inc.	827,281	334,470
	Graco Inc.	3,927,576	333,687
	Carlisle Cos. Inc.	1,013,283	333,330
	ITT Inc.	1,848,860	330,502
	Ball Corp.	6,450,745	325,247
*	MasTec Inc.	1,496,238	318,414
	Lincoln Electric Holdings Inc.	1,308,050	308,477
*	API Group Corp.	8,871,465	304,912
*	Builders FirstSource Inc.	2,489,136	301,808
	Booz Allen Hamilton Holding Corp.	2,921,208	291,975
	IDEX Corp.	1,784,559	290,455
*	QXO Inc.	15,166,242	289,069
	Owens Corning	1,982,146	280,394
*	AeroVironment Inc.	887,615	279,501
	Stanley Black & Decker Inc.	3,669,025	272,719
	Nordson Corp.	1,198,602	272,023
	Hubbell Inc. Class B	629,779	271,000
	Huntington Ingalls Industries Inc.	930,083	267,780
	Crown Holdings Inc.	2,758,579	266,451
*	ATI Inc.	3,266,920	265,731
*	TopBuild Corp.	666,949	260,684
	Jack Henry & Associates Inc.	1,727,178	257,229
	Advanced Drainage Systems Inc.	1,842,853	255,604
	Acuity Inc.	726,318	250,137
	JB Hunt Transport Services Inc.	1,835,531	246,273
	WESCO International Inc.	1,153,427	243,950
*	Core & Main Inc. Class A	4,495,209	241,977
	Applied Industrial Technologies Inc.	894,823	233,594
*	Generac Holdings Inc.	1,390,698	232,803
*	Sterling Infrastructure Inc.	684,950	232,664
	Donaldson Co. Inc.	2,761,972	226,067
	Regal Rexnord Corp.	1,573,163	225,654
	Crane Co.	1,159,398	213,492
*	Chart Industries Inc.	1,065,335	213,227
*	SPX Technologies Inc.	1,121,267	209,430
	CNH Industrial NV	19,270,691	209,087
	AptarGroup Inc.	1,561,693	208,736
	Tetra Tech Inc.	6,228,219	207,898
	Armstrong World Industries Inc.	1,025,323	200,974
	A O Smith Corp.	2,708,289	198,815
	MKS Inc.	1,591,844	197,023
	Oshkosh Corp.	1,517,002	196,755

		Shares	Market Value ($000)
*,1	Joby Aviation Inc.	12,172,995	196,472
*	Dycom Industries Inc.	651,945	190,211
*	Saia Inc.	631,330	188,995
*	Aurora Innovation Inc. Class A	33,910,306	182,777
	Watts Water Technologies Inc. Class A	649,826	181,483
	Valmont Industries Inc.	467,838	181,395
	Cognex Corp.	3,979,499	180,271
	Eagle Materials Inc.	769,113	179,234
	Toro Co.	2,339,075	178,237
	Zurn Elkay Water Solutions Corp.	3,772,616	177,426
*	Modine Manufacturing Co.	1,244,113	176,863
	Ryder System Inc.	918,485	173,263
	Genpact Ltd.	4,130,382	173,022
	JBT Marel Corp.	1,231,783	173,004
	Allison Transmission Holdings Inc.	1,982,060	168,237
	Primoris Services Corp.	1,216,173	167,017
*	Paylocity Holding Corp.	1,045,918	166,583
	Simpson Manufacturing Co. Inc.	986,389	165,181
	Flowserve Corp.	3,100,057	164,737
	Federal Signal Corp.	1,368,872	162,882
*	Mohawk Industries Inc.	1,251,810	161,383
*	Fluor Corp.	3,831,935	161,209
	AGCO Corp.	1,503,338	160,962
*	ExlService Holdings Inc.	3,636,631	160,121
	AAON Inc.	1,642,562	153,481
	Esab Corp.	1,366,763	152,722
	Littelfuse Inc.	587,355	152,131
	Fortune Brands Innovations Inc.	2,845,113	151,901
	Air Lease Corp. Class A	2,384,217	151,755
	MSA Safety Inc.	881,391	151,661
*	Gates Industrial Corp. plc	6,105,255	151,532
	GATX Corp.	843,725	147,483
*	Axalta Coating Systems Ltd.	5,133,881	146,932
	Vontier Corp.	3,477,001	145,930
	Knight-Swift Transportation Holdings Inc. Class A	3,654,651	144,395
*	Middleby Corp.	1,081,199	143,724
*	GXO Logistics Inc.	2,713,227	143,503
*	Construction Partners Inc. Class A	1,127,031	143,133
	Moog Inc. Class A	673,677	139,902
	Graphic Packaging Holding Co.	7,022,459	137,430
*	Resideo Technologies Inc.	3,173,235	137,020
	Installed Building Products Inc.	550,531	135,794
*	Itron Inc.	1,083,650	134,979
	Louisiana-Pacific Corp.	1,485,548	131,976
*	Trex Co. Inc.	2,541,630	131,326
	ESCO Technologies Inc.	612,084	129,217
*	ACI Worldwide Inc.	2,445,840	129,067
*	Mirion Technologies Inc. Class A	5,521,137	128,422
*	WEX Inc.	812,105	127,931
	Badger Meter Inc.	698,484	124,735
*,1	Archer Aviation Inc. Class A	12,993,195	124,475
*	FTI Consulting Inc.	766,903	123,970
	Sealed Air Corp.	3,486,360	123,243
	Maximus Inc.	1,335,542	122,028
*,1	Shift4 Payments Inc. Class A	1,515,174	117,274
	Ralliant Corp.	2,672,189	116,855
*	BILL Holdings Inc.	2,197,566	116,405
	Granite Construction Inc.	1,037,653	113,779
	Belden Inc.	939,054	112,940
	Enpro Inc.	498,937	112,760
	ADT Inc.	12,885,080	112,229
*	Kirby Corp.	1,322,681	110,378
	Brink's Co.	937,846	109,597
	Arcosa Inc.	1,162,189	108,909
*	Spirit AeroSystems Holdings Inc. Class A	2,782,270	107,396
	Sensata Technologies Holding plc	3,450,861	105,424
	UL Solutions Inc. Class A	1,487,164	105,380
*	Everus Construction Group Inc.	1,208,937	103,666
*	Knife River Corp.	1,342,346	103,186
	Sonoco Products Co.	2,338,365	100,760

		Shares	Market Value ($000)
	Landstar System Inc.	821,468	100,679
	EnerSys	887,617	100,265
*	Mercury Systems Inc.	1,278,032	98,920
	Brunswick Corp.	1,547,645	97,873
	MSC Industrial Direct Co. Inc. Class A	1,055,029	97,210
	CSW Industrials Inc.	398,036	96,623
	Mueller Water Products Inc. Class A	3,701,893	94,472
*	OSI Systems Inc.	378,868	94,429
	Herc Holdings Inc.	787,756	91,900
*	Verra Mobility Corp. Class A	3,595,184	88,801
	Silgan Holdings Inc.	2,029,248	87,278
	Korn Ferry	1,240,255	86,793
	WillScot Holdings Corp.	4,099,672	86,544
	Leonardo DRS Inc.	1,892,171	85,905
	Franklin Electric Co. Inc.	896,944	85,389
*	IES Holdings Inc.	211,757	84,205
	Exponent Inc.	1,196,904	83,161
	Kadant Inc.	279,121	83,061
*	Amentum Holdings Inc.	3,463,002	82,939
	Otter Tail Corp.	993,266	81,418
*	Euronet Worldwide Inc.	922,858	81,036
*	Loar Holdings Inc.	998,550	79,884
	Robert Half Inc.	2,290,559	77,833
	Crane NXT Co.	1,156,743	77,583
	Brady Corp. Class A	986,349	76,965
	HB Fuller Co.	1,279,244	75,834
*	StandardAero Inc.	2,774,714	75,722
	Terex Corp.	1,475,478	75,692
	Griffon Corp.	993,062	75,622
*	Hayward Holdings Inc.	4,879,561	73,779
	AZZ Inc.	675,876	73,758
*	AAR Corp.	809,785	72,613
*,1	Symbotic Inc. Class A	1,319,183	71,104
	Matson Inc.	715,832	70,574
*	NCR Atleos Corp.	1,743,888	68,552
	McGrath RentCorp	583,588	68,455
	Boise Cascade Co.	884,999	68,428
	ABM Industries Inc.	1,475,708	68,060
*	GEO Group Inc.	3,186,852	65,299
*	CBIZ Inc.	1,215,251	64,360
*	Remitly Global Inc.	3,909,652	63,727
	REV Group Inc.	1,098,798	62,269
	Western Union Co.	7,655,498	61,167
	Standex International Corp.	285,997	60,603
*	Huron Consulting Group Inc.	410,145	60,197
*	RXO Inc.	3,887,866	59,795
	UniFirst Corp.	355,309	59,404
*	Karman Holdings Inc.	784,547	56,644
*	Upwork Inc.	2,985,391	55,439
	Trinity Industries Inc.	1,915,449	53,709
	Enerpac Tool Group Corp. Class A	1,277,893	52,394
	EVERTEC Inc.	1,515,872	51,206
*,1	PureCycle Technologies Inc.	3,839,549	50,490
	Atkore Inc.	797,227	50,018
*	Marqeta Inc. Class A	9,340,030	49,315
*	CoreCivic Inc.	2,409,778	49,039
*	O-I Glass Inc.	3,649,511	47,334
	Hub Group Inc. Class A	1,364,604	46,997
*	ASGN Inc.	985,575	46,667
	TriNet Group Inc.	690,473	46,186
	Hillenbrand Inc.	1,668,920	45,128
*,1	Centuri Holdings Inc.	2,099,266	44,441
*	Hillman Solutions Corp.	4,679,678	42,959
*	Legalzoom.com Inc.	4,054,985	42,091
	Pitney Bowes Inc.	3,667,936	41,851
*	AvidXchange Holdings Inc.	4,179,736	41,588
	ManpowerGroup Inc.	1,096,004	41,539
*	Payoneer Global Inc.	6,822,742	41,278
	Helios Technologies Inc.	784,919	40,918
	Insperity Inc.	802,616	39,489

		Shares	Market Value ($000)
*,1	Enovix Corp.	3,955,590	39,437
	Kennametal Inc.	1,799,224	37,658
	Albany International Corp. Class A	698,198	37,214
*	Flywire Corp.	2,707,541	36,660
	Lindsay Corp.	256,991	36,123
	ArcBest Corp.	510,804	35,690
	Greif Inc. Class A	596,554	35,650
	Tennant Co.	436,969	35,421
	Werner Enterprises Inc.	1,344,943	35,399
*	Planet Labs PBC	2,682,343	34,817
	TriMas Corp.	865,173	33,430
	Alight Inc. Class A	10,006,820	32,622
	Greenbrier Cos. Inc.	693,947	32,040
*	Janus International Group Inc.	3,120,257	30,797
*	Paymentus Holdings Inc. Class A	969,163	29,656
*,1	First Advantage Corp.	1,860,373	28,631
*	Proto Labs Inc.	567,248	28,379
*	Vicor Corp.	551,895	27,440
	International Seaways Inc.	586,421	27,022
	Astec Industries Inc.	543,513	26,159
*	Cimpress plc	407,201	25,670
	Gorman-Rupp Co.	531,452	24,665
*	BrightView Holdings Inc.	1,691,192	22,662
*	Gibraltar Industries Inc.	350,622	22,019
	Apogee Enterprises Inc.	485,983	21,174
	Schneider National Inc. Class B	986,247	20,869
	Deluxe Corp.	1,066,521	20,648
*	Thermon Group Holdings Inc.	746,367	19,943
*,1	Legence Corp. Class A	587,367	18,097
	Quanex Building Products Corp.	1,092,414	15,534
*,1	Firefly Aerospace Inc.	511,971	15,011
*	American Woodmark Corp.	164,465	10,980
*,1	Voyager Technologies Inc. Class A	301,163	8,969
*	Forward Air Corp.	347,419	8,908
*,1	TaskUS Inc. Class A	413,617	7,383
*,1	Pattern Group Inc. Class A	499,081	6,837
	Kforce Inc.	210,409	6,308
	Vestis Corp.	1,334,417	6,045
	Hyster-Yale Inc.	119,023	4,387
	Heartland Express Inc.	507,059	4,249
	Kronos Worldwide Inc.	546,848	3,139
	Greif Inc. Class B	41,834	2,577
			36,112,882
Real Estate (7.1%)
	Kimco Realty Corp.	16,105,672	351,909
	WP Carey Inc.	5,190,475	350,720
	Alexandria Real Estate Equities Inc.	4,099,423	341,646
*	Jones Lang LaSalle Inc.	1,122,834	334,919
	Healthpeak Properties Inc.	16,471,593	315,431
	Regency Centers Corp.	4,303,265	313,708
	Gaming & Leisure Properties Inc.	6,372,735	297,033
	Omega Healthcare Investors Inc.	6,992,125	295,207
*	Zillow Group Inc. Class C	3,813,385	293,821
	UDR Inc.	7,853,574	292,624
	BXP Inc.	3,753,805	279,058
	Host Hotels & Resorts Inc.	16,297,201	277,378
	Camden Property Trust	2,532,659	270,437
	Lamar Advertising Co. Class A	2,057,281	251,852
	Equity LifeStyle Properties Inc.	4,133,833	250,924
	American Homes 4 Rent Class A	7,459,873	248,041
	Rexford Industrial Realty Inc.	5,609,819	230,620
	CubeSmart	5,405,019	219,768
	EastGroup Properties Inc.	1,264,181	213,975
	Federal Realty Investment Trust	2,044,766	207,155
	Brixmor Property Group Inc.	7,254,954	200,817
	Sun Communities Inc.	1,483,450	191,365
	NNN REIT Inc.	4,474,585	190,483
	Agree Realty Corp.	2,623,075	186,343
	CareTrust REIT Inc.	5,221,650	181,087

		Shares	Market Value ($000)
	American Healthcare REIT Inc.	3,995,435	167,848
	Vornado Realty Trust	4,096,540	166,033
	First Industrial Realty Trust Inc.	3,138,236	161,525
	STAG Industrial Inc.	4,424,986	156,158
	Healthcare Realty Trust Inc. Class A	8,333,293	150,249
	Essential Properties Realty Trust Inc.	4,696,656	139,772
	Terreno Realty Corp.	2,448,525	138,954
	Ryman Hospitality Properties Inc.	1,418,569	127,090
	Kilroy Realty Corp.	2,803,822	118,461
	Kite Realty Group Trust	5,210,355	116,191
	Cousins Properties Inc.	3,980,464	115,195
*	Zillow Group Inc. Class A	1,514,930	112,771
	Macerich Co.	5,993,518	109,082
	Sabra Health Care REIT Inc.	5,681,466	105,903
	EPR Properties	1,803,297	104,609
	Phillips Edison & Co. Inc.	2,975,763	102,158
	SL Green Realty Corp.	1,682,431	100,626
*	Compass Inc. Class A	12,462,596	100,075
	Millrose Properties Inc.	2,923,420	98,256
	Rayonier Inc.	3,651,717	96,917
	Independence Realty Trust Inc.	5,537,500	90,760
	HA Sustainable Infrastructure Capital Inc.	2,949,191	90,540
*	Cushman & Wakefield plc	5,489,538	87,393
	Tanger Inc.	2,548,295	86,234
	National Health Investors Inc.	1,069,645	85,037
	Americold Realty Trust Inc.	6,750,394	82,625
	Highwoods Properties Inc.	2,561,836	81,518
	COPT Defense Properties	2,678,123	77,826
	Broadstone Net Lease Inc.	4,259,076	76,110
	PotlatchDeltic Corp.	1,740,072	70,908
	Lineage Inc.	1,626,423	62,845
	Acadia Realty Trust	3,105,461	62,575
	Newmark Group Inc. Class A	3,312,031	61,769
	Outfront Media Inc.	3,368,853	61,717
	Urban Edge Properties	2,981,373	61,029
	Apple Hospitality REIT Inc.	5,055,510	60,717
	LXP Industrial Trust	6,660,076	59,674
*,1	Opendoor Technologies Inc.	7,413,299	59,084
	Douglas Emmett Inc.	3,769,929	58,698
*	Howard Hughes Holdings Inc.	703,411	57,799
[1]	Medical Properties Trust Inc.	10,681,376	54,155
	InvenTrust Properties Corp.	1,838,793	52,626
	DigitalBridge Group Inc.	4,318,333	50,524
	Curbline Properties Corp.	2,243,320	50,026
	National Storage Affiliates Trust	1,636,651	49,460
	St. Joe Co.	959,550	47,479
	Park Hotels & Resorts Inc.	4,025,083	44,598
	Global Net Lease Inc.	5,232,064	42,537
	Sunstone Hotel Investors Inc.	4,498,721	42,153
	LTC Properties Inc.	1,090,442	40,194
	DiamondRock Hospitality Co.	4,851,383	38,617
	Getty Realty Corp.	1,339,044	35,927
	Innovative Industrial Properties Inc.	663,066	35,527
	Elme Communities	2,085,879	35,168
[1]	JBG SMITH Properties	1,460,383	32,494
	Pebblebrook Hotel Trust	2,804,317	31,941
	Alexander & Baldwin Inc.	1,728,706	31,445
	Xenia Hotels & Resorts Inc.	2,265,459	31,082
*	Paramount Group Inc.	4,428,087	28,960
	Piedmont Realty Trust Inc.	2,958,320	26,625
	Apartment Investment & Management Co. Class A	3,212,835	25,478
	Veris Residential Inc.	1,664,865	25,306
	RLJ Lodging Trust	3,412,259	24,568
	Empire State Realty Trust Inc. Class A	3,205,573	24,555
	Centerspace	398,190	23,453
	American Assets Trust Inc.	1,089,801	22,145
[1]	eXp World Holdings Inc.	2,053,517	21,890
	Kennedy-Wilson Holdings Inc.	2,456,073	20,435
	Brandywine Realty Trust	3,920,790	16,350
	Marcus & Millichap Inc.	555,452	16,302

		Shares	Market Value ($000)
*	Forestar Group Inc.	482,486	12,829
	Alexander's Inc.	48,554	11,385
	Saul Centers Inc.	289,508	9,227
*,2	Spirit MTA REIT	529,410	48
			11,564,561
Technology (13.6%)
*	Astera Labs Inc.	3,151,769	617,116
*	Pure Storage Inc. Class A	7,359,308	616,784
*	PTC Inc.	2,839,351	576,445
	Jabil Inc.	2,416,524	524,797
*	Credo Technology Group Holding Ltd.	3,484,840	507,428
*	Guidewire Software Inc.	1,995,595	458,707
*	Nutanix Inc. Class A	6,036,310	449,041
*	F5 Inc.	1,361,591	440,053
*	Toast Inc. Class A	11,483,704	419,270
*	Coherent Corp.	3,692,906	397,800
*	Sandisk Corp.	3,283,055	368,359
*,1	IonQ Inc.	5,980,265	367,786
*	Dynatrace Inc.	7,146,407	346,243
*	Docusign Inc.	4,789,277	345,259
	Entegris Inc.	3,593,254	332,232
*	Reddit Inc. Class A	1,435,469	330,144
*	Twilio Inc. Class A	3,272,977	327,592
*	Fabrinet	846,859	308,782
*	Unity Software Inc.	7,510,804	300,733
*	Manhattan Associates Inc.	1,433,253	293,788
	TD SYNNEX Corp.	1,759,213	288,071
	Leidos Holdings Inc.	1,520,457	287,306
	Skyworks Solutions Inc.	3,518,208	270,832
*	Rambus Inc.	2,550,195	265,730
*	CACI International Inc. Class A	521,274	260,001
	Teradyne Inc.	1,885,237	259,484
*	Akamai Technologies Inc.	3,398,478	257,469
	Paycom Software Inc.	1,234,592	256,968
*	Dayforce Inc.	3,553,149	244,776
*	Samsara Inc. Class A	6,394,226	238,185
*	Lattice Semiconductor Corp.	3,244,740	237,904
*	Rubrik Inc. Class A	2,782,206	228,836
	Match Group Inc.	5,702,994	201,430
*	Qorvo Inc.	2,196,161	200,026
*	Commvault Systems Inc.	1,053,780	198,933
*	Snap Inc. Class A	25,521,163	196,768
*	Procore Technologies Inc.	2,669,926	194,691
*	EPAM Systems Inc.	1,254,114	189,108
*,1	D-Wave Quantum Inc.	7,624,278	188,396
*	MACOM Technology Solutions Holdings Inc.	1,500,378	186,782
*,1	Life360 Inc.	1,746,128	185,613
*	Okta Inc.	1,996,766	183,103
*	Elastic NV	2,126,165	179,640
*	Maplebear Inc.	4,683,143	172,152
*	Kyndryl Holdings Inc.	5,478,425	164,517
	Universal Display Corp.	1,070,370	153,737
*	Cirrus Logic Inc.	1,216,721	152,443
	Advanced Energy Industries Inc.	894,026	152,110
*	Onto Innovation Inc.	1,161,509	150,090
*,1	SiTime Corp.	493,075	148,568
*	Arrow Electronics Inc.	1,220,739	147,709
*	Semtech Corp.	2,056,725	146,953
*	Varonis Systems Inc.	2,522,879	144,990
	KBR Inc.	3,053,783	144,413
*	Gitlab Inc. Class A	3,116,568	140,495
*	Sanmina Corp.	1,199,762	138,105
*,1	SoundHound AI Inc. Class A	8,447,179	135,831
*	Appfolio Inc. Class A	491,633	135,524
*	TTM Technologies Inc.	2,326,283	133,994
*	SentinelOne Inc. Class A	7,545,187	132,871
*	Dropbox Inc. Class A	4,354,969	131,564
	Pegasystems Inc.	2,230,209	128,237
*	CCC Intelligent Solutions Holdings Inc.	13,864,107	126,302

		Shares	Market Value ($000)
*	UiPath Inc. Class A	9,219,229	123,353
*	Confluent Inc. Class A	6,227,313	123,301
*	ServiceTitan Inc. Class A	1,191,004	120,089
*	Qualys Inc.	855,503	113,209
*,1	Impinj Inc.	620,420	112,141
	Science Applications International Corp.	1,110,714	110,372
*,1	Rigetti Computing Inc.	3,650,215	108,740
*	Box Inc. Class A	3,262,365	105,277
	Dolby Laboratories Inc. Class A	1,450,142	104,947
*	Parsons Corp.	1,265,559	104,940
*	JFrog Ltd.	2,213,002	104,741
	Avnet Inc.	1,979,243	103,475
*	Q2 Holdings Inc.	1,406,025	101,782
*	Workiva Inc. Class A	1,174,049	101,062
*	Silicon Laboratories Inc.	738,433	96,831
*	SPS Commerce Inc.	897,940	93,511
*	Plexus Corp.	640,151	92,623
	Bentley Systems Inc. Class B	1,730,717	89,097
*	Novanta Inc.	851,966	85,324
*	Insight Enterprises Inc.	746,573	84,669
*	Zeta Global Holdings Corp. Class A	4,257,681	84,600
*	Tenable Holdings Inc.	2,870,261	83,697
*	Allegro MicroSystems Inc.	2,850,781	83,243
	Amkor Technology Inc.	2,929,063	83,185
*	Ambarella Inc.	955,060	78,812
*	Klaviyo Inc. Class A	2,775,061	76,841
*	Blackbaud Inc.	1,149,568	73,929
*	Magnite Inc.	3,375,119	73,510
*	Axcelis Technologies Inc.	744,732	72,716
	Clear Secure Inc. Class A	2,146,563	71,652
*	Cargurus Inc. Class A	1,915,675	71,321
*	BlackLine Inc.	1,320,208	70,103
*	nCino Inc.	2,470,554	66,977
*	FormFactor Inc.	1,828,208	66,583
*	ZoomInfo Technologies Inc. Class A	6,045,012	65,951
*	Freshworks Inc. Class A	5,357,806	63,061
*	Informatica Inc. Class A	2,471,440	61,391
*	Alarm.com Holdings Inc.	1,123,615	59,641
*	Synaptics Inc.	870,418	59,484
*,1	Trump Media & Technology Group Corp.	3,609,059	59,261
	Concentrix Corp.	1,269,716	58,597
*,1	Core Scientific Inc.	3,256,411	58,420
*	DXC Technology Co.	4,242,111	57,820
*	AvePoint Inc.	3,769,034	56,573
*	Intapp Inc.	1,362,281	55,717
*	Diodes Inc.	1,045,520	55,632
*	DigitalOcean Holdings Inc.	1,617,844	55,266
*	RingCentral Inc. Class A	1,913,265	54,222
*	Xometry Inc. Class A	993,758	54,130
*	IAC Inc.	1,586,004	54,035
	Power Integrations Inc.	1,329,176	53,446
*	Braze Inc. Class A	1,755,452	49,925
*,1	C3.ai Inc. Class A	2,857,106	49,542
*	Teradata Corp.	2,126,452	45,740
*	Progress Software Corp.	1,020,711	44,840
	Vishay Intertechnology Inc.	2,924,201	44,740
*	Yelp Inc. Class A	1,418,751	44,265
*	IPG Photonics Corp.	549,900	43,547
*	Veeco Instruments Inc.	1,423,551	43,319
*	Five9 Inc.	1,738,006	42,060
*	NetScout Systems Inc.	1,616,623	41,757
	CSG Systems International Inc.	647,085	41,659
	Adeia Inc.	2,459,800	41,325
*	Vertex Inc. Class A	1,647,170	40,833
*	LiveRamp Holdings Inc.	1,475,502	40,045
*	DoubleVerify Holdings Inc.	3,292,099	39,439
*	NCR Voyix Corp.	3,108,374	39,010
*	Ziff Davis Inc.	970,261	36,967
*	Alkami Technology Inc.	1,478,227	36,719
*	Onestream Inc. Class A	1,876,520	34,584

		Shares	Market Value ($000)
*	Rogers Corp.	428,740	34,496
*	PagerDuty Inc.	2,071,341	34,219
	Benchmark Electronics Inc.	806,756	31,100
*,1	Figure Technology Solutions Inc. Class A	825,451	30,022
*	MaxLinear Inc. Class A	1,862,152	29,943
*	Appian Corp. Class A	969,344	29,633
*,1	SailPoint Inc.	1,322,470	29,200
*	Schrodinger Inc.	1,454,597	29,179
*	Verint Systems Inc.	1,432,976	29,018
*	Rapid7 Inc.	1,461,498	27,403
*	Asana Inc. Class A	2,035,985	27,201
*	Fastly Inc. Class A	3,152,018	26,950
*	Vimeo Inc.	3,342,670	25,906
*	Netskope Inc. Class A	1,134,385	25,785
*	PROS Holdings Inc.	1,028,754	23,569
*	Sprinklr Inc. Class A	2,884,257	22,266
*	Amplitude Inc. Class A	1,937,334	20,768
*	ScanSource Inc.	468,031	20,589
*	Jamf Holding Corp.	1,893,816	20,264
*	Yext Inc.	2,326,726	19,824
*,1	NIQ Global Intelligence plc	1,051,383	16,507
*	Sprout Social Inc. Class A	1,188,362	15,354
*,1	Rumble Inc.	2,045,219	14,807
*	Angi Inc. Class A	895,856	14,567
*	N-able Inc.	1,778,317	13,871
*,1	Via Transportation Inc. Class A	269,248	12,945
*	Meridianlink Inc.	616,497	12,287
*	Ibotta Inc. Class A	420,031	11,698
*	NerdWallet Inc. Class A	1,001,548	10,777
*	Bumble Inc. Class A	1,728,811	10,528
*	SEMrush Holdings Inc. Class A	1,364,992	9,664
	Shutterstock Inc.	295,088	6,153
*,1	Getty Images Holdings Inc.	2,957,034	5,855
*	Nextdoor Holdings Inc.	2,553,350	5,336
*	MediaAlpha Inc. Class A	334,826	3,810
*,1	Stubhub Holdings Inc. Class A	88,043	1,483
*,2	Pivotal Software Inc.	2,049,947	—
			22,031,609
Telecommunications (1.8%)
*	Ciena Corp.	3,350,635	488,087
*	Roku Inc.	3,087,229	309,124
*	Lumentum Holdings Inc.	1,573,893	256,088
*	EchoStar Corp. Class A	3,150,242	240,553
*,1	AST SpaceMobile Inc. Class A	4,784,076	234,802
*	Frontier Communications Parent Inc.	5,932,808	221,590
[1]	InterDigital Inc.	611,555	211,127
*	Liberty Broadband Corp. Class C	2,812,632	178,715
*	Lumen Technologies Inc.	21,888,457	133,957
*	Viasat Inc.	3,023,073	88,576
*	Calix Inc.	1,392,940	85,485
	Telephone & Data Systems Inc.	2,175,821	85,379
*	Viavi Solutions Inc.	5,291,281	67,146
*	Globalstar Inc.	1,199,507	43,650
	Cogent Communications Holdings Inc.	1,106,248	42,425
	Iridium Communications Inc.	2,134,753	37,273
*	Extreme Networks Inc.	1,492,183	30,814
*	Liberty Broadband Corp. Class A	387,996	24,572
	Uniti Group Inc.	3,412,810	20,886
*	GCI Liberty Inc. Class C	556,653	20,747
	Array Digital Infrastructure Inc.	380,253	19,017
	Cable One Inc.	106,963	18,938
*	Altice USA Inc. Class A	6,082,243	14,658
	Shenandoah Telecommunications Co.	587,054	7,878
*	Gogo Inc.	873,473	7,503
*	GCI Liberty Inc. Class A	77,735	2,919
*,2	GCI Liberty Inc.	10,406	—
			2,891,909
Utilities (3.9%)
	NRG Energy Inc.	4,584,686	742,490

			Shares	Market Value ($000)
		Atmos Energy Corp.	3,805,088	649,719
*		Talen Energy Corp.	1,082,841	460,619
*,1		Oklo Inc. Class A	2,765,943	308,762
*		Clean Harbors Inc.	1,144,089	265,680
		Essential Utilities Inc.	6,647,787	265,247
		Pinnacle West Capital Corp.	2,830,756	253,806
		NiSource Inc.	5,579,907	241,610
		AES Corp.	16,877,262	222,105
		OGE Energy Corp.	4,773,362	220,863
		Evergy Inc.	2,722,950	206,999
		National Fuel Gas Co.	2,141,821	197,840
		UGI Corp.	5,094,261	169,435
		IDACORP Inc.	1,280,638	169,236
		TXNM Energy Inc.	2,497,806	141,251
*		Casella Waste Systems Inc. Class A	1,481,385	140,554
		Ormat Technologies Inc.	1,367,355	131,608
		Southwest Gas Holdings Inc.	1,528,007	119,704
		ONE Gas Inc.	1,421,474	115,054
		New Jersey Resources Corp.	2,380,498	114,621
		Portland General Electric Co.	2,597,337	114,283
		Spire Inc.	1,328,444	108,295
		Black Hills Corp.	1,725,988	106,304
		ALLETE Inc.	1,376,602	91,406
*,1		NuScale Power Corp. Class A	2,538,772	91,396
*		Sunrun Inc.	5,195,225	89,825
		MDU Resources Group Inc.	4,846,212	86,311
		Northwestern Energy Group Inc.	1,456,127	85,344
		MGE Energy Inc.	866,453	72,938
		Avista Corp.	1,923,135	72,714
		American States Water Co.	912,849	66,930
		California Water Service Group	1,412,229	64,807
		Clearway Energy Inc. Class C	1,971,595	55,697
*		Hawaiian Electric Industries Inc.	4,087,931	45,131
		Northwest Natural Holding Co.	954,509	42,886
		Clearway Energy Inc. Class A	818,598	22,045
		Excelerate Energy Inc. Class A	532,252	13,407
				6,366,922
Total Common Stocks (Cost $109,285,575)				162,126,127
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	156,690	—
*,2		OmniAb Inc. 15 Earnout	156,690	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,304,343)	4.180%	23,057,730	2,305,773
Total Investments (101.3%) (Cost $111,589,918)				164,431,900
Other Assets and Liabilities—Net (-1.3%)				(2,072,525)
Net Assets (100%)				162,359,375
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,810,216.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,932,611 was received for securities on loan, of which $1,929,685 is held in Vanguard Market Liquidity Fund and $2,926 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	664	81,523	779
E-mini S&P Mid-Cap 400 Index	December 2025	542	178,112	(812)
				(33)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/30/2026	GSI	5,835	(4.122)	261	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	162,125,608	—	519	162,126,127
Rights	—	—	—	—
Temporary Cash Investments	2,305,773	—	—	2,305,773
Total	164,431,381	—	519	164,431,900

Derivative Financial Instruments
Assets
Futures Contracts[1]	779	—	—	779
Swap Contracts	—	261	—	261
Total	779	261	—	1,040
Liabilities
Futures Contracts[1]	(812)	—	—	(812)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.